Related Party Convertible Note Payable - Schedule of Related Party Future Maturities of Convertible Notes Payable (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Total	$ 750,000
Related Party Convertible Note [Member]
2020	815,217
Total	$ 815,217